Trade and other receivables (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
% of representation	100.00%	100.00%
Leases And Services [Member]
Statement [Line Items]
% of representation	80.27%	86.54%
Sale Of Properties And Developments [Member]
Statement [Line Items]
% of representation	19.73%	13.46%
Non-Past Due [Member]
Statement [Line Items]
Total other receivables	$ 83,490	$ 71,759
Leases and services	64,130	59,306
Sale of properties and developments	19,360	12,453
Past Due, Total [Member]
Statement [Line Items]
Total other receivables	98,550	92,496
Leases and services	79,102	80,043
Sale of properties and developments	19,448	12,453
Impaired [Member]
Statement [Line Items]
Total other receivables	6,120	6,126
Leases and services	6,120	6,126
Sale of properties and developments	0	0
Up to 3 Months [Member]
Statement [Line Items]
Total other receivables	2,323	3,307
Leases and services	2,235	3,307
Sale of properties and developments	88	0
3 To 6 Months [Member]
Statement [Line Items]
Total other receivables	1,146	1,584
Leases and services	1,146	1,584
Sale of properties and developments	0	0
Over 6 Months [Member]
Statement [Line Items]
Total other receivables	5,471	9,720
Leases and services	5,471	9,720
Sale of properties and developments	$ 0	$ 0